Other employee benefits (Schedule of additional information about other employee benefit plans) - (Details) - Other employee benefits [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other Employee Benefits [Line Items]
Opening defined benefit obligation	$ 93,528	$ 107,829
Current service cost	3,060	3,455
Past service cost	0	255
Interest cost	3,600	3,683
Effects of movements in exchange rates	4,864	(8,587)
Remeasurement actuarial (gains)/losses:
Arising from changes in demographic assumptions	0	(9,996)
Arising from changes in financial assumptions	14,094	2,809
Arising from experience adjustments	87	(3,472)
Benefits paid	(2,537)	(2,448)
Closing defined benefit obligation	$ 116,696	$ 93,528